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                                ING EQUITY TRUST
                      ING MidCap Value Choice Fund ("Fund")

                        Supplement Dated October 1, 2006
    to the Class A, Class B, Class C and Class M Prospectus and Class I and Q
                    Prospectus each dated September 30, 2006

     IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

     On September 11, 2006, and September 21, 2006 the Board of Trustees of ING Equity Trust approved changes to the Fund's name and principal investment strategies, respectively.

     Effective on or about December 15, 2006, the Class A, Class B, Class C and Class M Prospectus and Class I and Class Q Prospectus are supplemented to reflect the following:

     1. All references to "ING MidCap Value Choice Fund" are hereby deleted and replaced with "ING Value Choice Fund."

     2. The information pertaining to ING MidCap Value Choice Fund in the table in the section entitled "Funds at a Glance" on page 3 of the Class A, Class B, Class C and Class M Prospectus and the Class I and Q Prospectus is revised with the following:

MAIN INVESTMENTS                                    MAIN RISKS
----------------                                    ----------
Equity securities of companies believed to be       Price volatility and other risks that accompany
undervalued compared to the overall stock market.   an investment in equity securities.

     3. The sub-sections entitled "Principal Investment Strategies" and "Risks" under the section entitled "ING MidCap Value Choice Fund" on page 28 of the Class A, Class B, Class C and Class M Prospectus and page 24 of the Class I and Q Prospectus are deleted in their entirety and replaced with the following:

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PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest primarily in equity securities of companies with varying market capitalizations generally ranging from $100 million to $15 billion.

The Fund invests in equities that appear undervalued by applying a bottom-up process that considers absolute valuation and security pricing in the context of industry and market conditions. The Sub-Adviser applies a rigorous approach to identify undervalued securities that are believed to be mispriced, misperceived, under-followed and that have strong or improving business fundamentals. The research team performs extensive bottom-up research on companies and industries, focusing on qualitative factors such as management strength, shareholder orientation, barrier-to-entry, competitive advantage and catalysts for growth. A broad range of quantitative metrics are applied, including price-to-discounted cash flow, price-to-book value, price-to-sales and price-to-free cash flow.

The equity securities in which the Fund may invest include common and preferred stocks, American Depositary Receipts ("ADRs") and convertible securities. The Fund may also invest in derivatives.

Portfolio risk controls include:

     -    Maximum of 35% in foreign issuers.

     -    Maximum of 15% in any single foreign country.

     - Maximum of 15% in securities of emerging markets (as defined by the Morgan Stanley Capital International World Index).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY--the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS--from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

FOREIGN INVESTING--foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. ADRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in emerging market countries.

VALUE INVESTING--securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions such as changes in interest rates, corporate earnings and industrial production.


                                        2

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CONVERTIBLE SECURITIES--the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES--derivatives are subject to the risk of change in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to the changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

SECURITIES LENDING--there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to see the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                        3
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                                ING EQUITY TRUST
                      ING MidCap Value Choice Fund ("Fund")

                        Supplement Dated October 1, 2006
 to the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares
                   Statement of Additional Information ("SAI")
                            dated September 30, 2006


     On September 11, 2006 and September 21, 2006 the Board of Trustees of ING Equity Trust approved changes to the Fund's name and principal investment strategies, respectively.

     Effective on or about December 15, 2006, the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares SAI is supplemented to reflect the following:

     1. All references to "ING MidCap Value Choice Fund" and "MidCap Value Choice Fund" are hereby deleted and replaced with "ING Value Choice Fund" and "Value Choice Fund," respectively.

     2. The second to last full paragraph under the subsection entitled "Fundamental Investment Restrictions - MidCap Value Choice Fund and SmallCap Value Choice Fund" on page 73 of the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares SAI is hereby deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE